Operating expenses - Variable compensation awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Variable compensation awarded	£ 335	£ 342	£ 343
Less: deferral of charge for amounts awarded for current year	(130)	(133)	(103)
Income statement charge for amounts awarded in current year	205	209	240
Add: current year charge for amounts deferred from prior years	86	96	147
Less: forfeiture of amounts deferred from prior years	(66)	(7)	(106)
Income statement charge for amounts deferred from prior years	20	89	41
Income statement charge for variable compensation	£ 225	£ 298	£ 281